Document and Entity Information	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Amendment Flag	false
Entity Registrant Name	VARAGON CAPITAL CORPORATION
Entity Central Index Key	0001784700
Entity Incorporation, State or Country Code	MD
Securities Act File Number	000-56450
Entity Tax Identification Number	30-1206578
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	299 Park Avenue
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	100171
City Area Code	(212)
Local Phone Number	235-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false